FINANCIAL RISK MANAGEMENT AND FAIR VALUES - FINANCIAL INSTRUMENTS CARRIED AT FAIR VALUE - ASSETS AND LIABILITIES (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of fair value measurement of assets [line items]
Assets	¥ 1,595,504	¥ 1,498,609	¥ 1,447,268
Liabilities	742,614	667,374	¥ 659,107
Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	51,900	1,024
Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	2,665	4,472
Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	521	291
Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	1,277	2,586
Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	183	733
Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	1,388	1,886
Level 3 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	51,196
Derivatives financial instruments - derivative financial liabilities [member] | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	2,665	4,472
Derivatives financial instruments - derivative financial liabilities [member] | Level 1 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	1,277	2,586
Derivatives financial instruments - derivative financial liabilities [member] | Level 2 of fair value hierarchy | Financial liabilities at fair value
Disclosure of fair value measurement of assets [line items]
Liabilities	1,388	1,886
Structured deposit | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	51,196
Structured deposit | Level 3 of fair value hierarchy | Financial assets at fair value through profit or loss
Disclosure of fair value measurement of assets [line items]
Assets	51,196
Available-for-sale financial assets - listed | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	178	262
Available-for-sale financial assets - listed | Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	178	262
Derivatives financial instruments - derivative financial liabilities [member] | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	526	762
Derivatives financial instruments - derivative financial liabilities [member] | Level 1 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	343	29
Derivatives financial instruments - derivative financial liabilities [member] | Level 2 of fair value hierarchy | Financial assets at fair value
Disclosure of fair value measurement of assets [line items]
Assets	¥ 183	¥ 733